Stock-based Compensation - Additional Information (Q3) (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 16, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense		$ 1,601,000	$ 2,297,000	$ 29,300,000	$ 7,172,000	$ 10,389,000	$ 13,515,000	$ 23,493,000	$ 29,324,000
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		40,000.00			$ 40,000.00		$ 200,000
Weighted-average period					2 months 12 days		10 months 24 days
Share-based compensation expense		100,000	100,000		$ 200,000	500,000	$ 500,000	2,300,000	20,900,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		10,000,000			$ 10,000,000		$ 20,600,000
Weighted-average period					1 year 2 months 12 days		1 year 9 months 18 days
Share-based compensation expense		1,500,000	2,700,000		$ 6,900,000	10,100,000	$ 13,100,000	$ 21,200,000	$ 8,000,000
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized							$ 0
Share-based compensation expense		$ 0	$ (500,000)		$ 100,000	$ (200,000)
PRSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award					0.00%		0.00%
PRSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award					200.00%		200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		40,639,882			40,639,882		33,146,412
Period of automatic increase of shares					10 years		10 years
Percent of increase in shares from capital stock outstanding		5.00%			5.00%		5.00%
Number of shares available for future issuance (in shares)		27,621,566			27,621,566		19,530,046